Note 21 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Outfitter Satellite, Inc. [Member]	Apr. 01, 2024 USD ($)
Business Combination, Consideration Transferred	$ 760,000
Payments to Acquire Businesses, Gross	660,000
Business Combination, Contingent Consideration, Liability	$ 100,000